Borrowings (Pre Swap Borrowing Table Calculation) (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Long-Term Debt, including current portion	$ 38,699	$ 39,593
Less: current maturities	5,271	4,601
Total long-term debt (excluding current portion)	$ 33,428	$ 34,991	[1]

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.